CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Parent	Noncontrolling Interest
Balance as of at Dec. 31, 2008	$ 16,438	$ 48	$ 11,673	$ 5,191	$ 390	$ 924	$ 16,378	$ 60
Shares, balance as of at Dec. 31, 2008		889,000,000
Comprehensive income:
Net income	2,004			2,000			2,000	4
Currency Translation Adjustment	121				122		122	(1)
Unrealized gains from available-for-sale securities, net	30				30		30
Other comprehensive income	13				13		13
Total comprehensive income	2,168						2,165	3
Exercise of options and RSUs by employees	169	0	169				169
Exercise of options and RSUs by employees, shares		7,000,000
Stock-based compensation expense	54		54				54
Dividends	(529)			(529)			(529)
Disposition of non-controlling interests	(26)							(26)
Conversion of convertible senior debentures, value	965	1	964				965
Conversion of convertible senior debentures, shares		27,000,000
Other Equity	20	0	20				20
Stock Holders Equity Other Shares		0
Balance as of at Dec. 31, 2009	19,259	49	12,880	6,662	555	924	19,222	37
Shares, balance as of at Dec. 31, 2009		923,000,000
Comprehensive income:
Net income	3,339			3,331			3,331	8
Currency Translation Adjustment	(145)				(145)		(145)	0
Unrealized gains from available-for-sale securities, net	37				37		37
Unrealized gain (loss) from cash flow hedge	(70)				(70)		(70)
Other comprehensive income	(27)				(27)		(27)
Total comprehensive income	3,134						3,126	8
Exercise of options and RSUs by employees	180	0	180				180
Exercise of options and RSUs by employees, shares		7,000,000
Stock-based compensation expense	80		80				80
Dividends	(673)			(668)			(668)	(5)
Acquisition of non-controlling interest	15							15
Conversion of convertible senior debentures, value	92	0	92				92
Conversion of convertible senior debentures, shares		3,000,000
Treasury shares	99					99	99
Other Equity	14	0	14				14
Stock Holders Equity Other Shares		4,000,000
Balance as of at Dec. 31, 2010	22,002	49	13,246	9,325	350	1,023	21,947	55
Shares, balance as of at Dec. 31, 2010		937,000,000
Comprehensive income:
Net income	2,768			2,759			2,759	9
Currency Translation Adjustment	(844)				(841)		(841)	(3)
Unrealized gains from available-for-sale securities, net	(115)				(115)		(115)
Unrealized gain (loss) from cash flow hedge	40				40		40
Other comprehensive income	(23)				(23)		(23)
Total comprehensive income	1,826						1,820	6
Exercise of options and RSUs by employees	71	0	71				71
Exercise of options and RSUs by employees, shares		3,000,000
Stock-based compensation expense	91		91				91
Dividends	(800)			(800)			(800)
Acquisition of non-controlling interest	(75)		(55)				(55)	(20)
Disposition of non-controlling interests	(15)							(15)
Conversion of convertible senior debentures, value	12	0	12				12
Conversion of convertible senior debentures, shares		2,000,000
Treasury shares	901					901	901
Other Equity	3	1	9				10	(7)
Stock Holders Equity Other Shares		0
Noncontrolling Interests arising from Business Combination	129						0	129
Balance as of at Dec. 31, 2011	$ 22,343	$ 50	$ 13,374	$ 11,284	$ (589)	$ 1,924	$ 22,195	$ 148
Shares, balance as of at Dec. 31, 2011		942,000,000